Financial Instruments - Summary of the financial assets and financial liabilities measured at fair value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	R$ 14,141,119	R$ 13,947,322
Financial assets, fair value	14,141,119	13,947,322
Financial liabilities, carrying value	19,444,439	18,188,573
Financial liabilities, fair value	19,184,180	17,995,389
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	42,186	112,196	R$ 0
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	6,200,103	7,029,386
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	13,244,336	11,159,187
Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	405,840	125,152
Financial assets, fair value	405,840	125,152
Cash and cash equivalents, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,286,152	5,476,726
Financial assets, fair value	1,286,152	5,476,726
Cash and cash equivalents, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	379,601	323,810
Financial assets, fair value	379,601	323,810
Financial investments, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	2,271,979	82,592
Financial assets, fair value	2,271,979	82,592
Financial investments, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	2,854,126
Financial assets, fair value	2,854,126
Derivative instruments [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	833,986	1,162,283
Financial assets, fair value	833,986	1,162,283
Energy trading futures contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	404,695
Financial assets, fair value	404,695
Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	3,913,004	4,269,473
Financial assets, fair value	3,913,004	4,269,473
Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,404,883	1,189,886
Financial assets, fair value	1,404,883	1,189,886
Other receivables and other assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	386,853	393,036
Financial assets, fair value	386,853	393,036
Trade receivables - sale of subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value		924,364
Financial assets, fair value		924,364
Financing [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	9,089,176	6,034,309
Financial liabilities, fair value	8,871,550	5,853,165
Financing [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	2,085,149	1,584,452
Financing [member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	7,004,027	4,449,857
Debentures [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	4,771,334	5,106,973
Financial liabilities, fair value	4,728,701	5,094,933
Debentures [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	3,468,647	4,618,704
Debentures [member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,302,687	488,269
Derivative instruments [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	441,600	626,735
Financial liabilities, fair value	441,600	626,735
Derivative instruments [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	441,600	626,735
Derivative instruments [member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Energy trading futures contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	114,776
Financial liabilities, fair value	114,776
Energy trading futures contracts [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	114,776
Energy trading futures contracts [member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	3,518,385	4,682,671
Financial liabilities, fair value	3,518,385	4,682,671
Trade payables [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	3,518,385	4,682,671
Trade payables – reverse factoring [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,014,504	1,039,366
Financial liabilities, fair value	1,014,504	1,039,366
Trade payables – reverse factoring [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables – reverse factoring [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,014,504	1,039,366
Subscription warrant – indemnification [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	47,745	87,299
Financial liabilities, fair value	47,745	87,299
Subscription warrant – indemnification [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	47,745	87,299
Subscription warrant – indemnification [member] | Financial liabilities at amortised cost, category [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Financial liabilities of customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	180,225	308,934
Financial liabilities, fair value	180,225	308,934
Financial liabilities of customers [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Financial liabilities of customers [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	180,225	308,934
Contingent consideration [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	95,174	112,196
Financial liabilities, fair value	95,174	112,196
Contingent consideration [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	42,186	112,196
Contingent consideration [member] | Financial liabilities at amortised cost, category [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	52,988	0
Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	171,520	190,090
Financial liabilities, fair value	171,520	190,090
Other Payables [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Other Payables [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	171,520	190,090
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	3,510,660	1,244,875
Financial assets at fair value through profit or loss, category [member] | Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Financial investments, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	2,271,979	82,592
Financial assets at fair value through profit or loss, category [member] | Financial investments, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0
Financial assets at fair value through profit or loss, category [member] | Derivative instruments [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	833,986	1,162,283
Financial assets at fair value through profit or loss, category [member] | Energy trading futures contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	404,695
Financial assets at fair value through profit or loss, category [member] | Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Other receivables and other assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Trade receivables - sale of subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value		0
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	10,630,459	12,702,447
Financial assets at amortised cost, category [member] | Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	405,840	125,152
Financial assets at amortised cost, category [member] | Cash and cash equivalents, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,286,152	5,476,726
Financial assets at amortised cost, category [member] | Cash and cash equivalents, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	379,601	323,810
Financial assets at amortised cost, category [member] | Financial investments, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member] | Financial investments, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	2,854,126
Financial assets at amortised cost, category [member] | Derivative instruments [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member] | Energy trading futures contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0
Financial assets at amortised cost, category [member] | Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	3,913,004	4,269,473
Financial assets at amortised cost, category [member] | Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,404,883	1,189,886
Financial assets at amortised cost, category [member] | Other receivables and other assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	R$ 386,853	393,036
Financial assets at amortised cost, category [member] | Trade receivables - sale of subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value		R$ 924,364